SCHEDULE OF COMPONENTS OF PROVISION FOR INCOME TAX (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Tax Disclosure [Abstract]
Current	$ 1,812	$ 522
Deferred	(116)	124
Total income tax expense	$ 1,696	$ 646